Segment data	12 Months Ended
Mar. 31, 2012
Segment data

24. Segment data:

The operating segments reported below are the segments of Toyota for which separate financial information is available and for which operating income/loss amounts are evaluated regularly by executive management in deciding how to allocate resources and in assessing performance.

The major portions of Toyota’s operations on a worldwide basis are derived from the Automotive and Financial Services business segments. The Automotive segment designs, manufactures and distributes sedans, minivans, compact cars, sport-utility vehicles, trucks and related parts and accessories. The Financial Services segment consists primarily of financing, and vehicle and equipment leasing operations to assist in the merchandising of the parent company and its affiliate companies products as well as other products. The All Other segment includes the design, manufacturing and sales of housing, telecommunications and other business.

The following tables present certain information regarding Toyota’s industry segments and operations by geographic areas and overseas revenues by destination as of and for the years ended March 31, 2010, 2011 and 2012.

Segment operating results and assets -

As of and for the year ended March 31, 2010:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥17,187,308	¥1,226,244	¥537,421	¥—	¥18,950,973
Inter-segment sales and transfers	10,120	19,163	410,194	(439,477)	—

Total	17,197,428	1,245,407	947,615	(439,477)	18,950,973
Operating expenses	17,283,798	998,480	956,475	(435,296)	18,803,457

Operating income (loss)	¥(86,370)	¥246,927	¥(8,860)	¥(4,181)	¥147,516

Assets	¥12,359,404	¥13,274,953	¥1,119,635	¥3,595,295	¥30,349,287
Investment in equity method investees	1,692,702	129,745	—	44,993	1,867,440
Depreciation expense	1,018,935	348,820	46,814	—	1,414,569
Capital expenditure	616,216	774,102	21,751	25,532	1,437,601

As of and for the year ended March 31, 2011:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥17,322,753	¥1,173,168	¥497,767	¥—	¥18,993,688
Inter-segment sales and transfers	14,567	19,037	474,485	(508,089)	—

Total	17,337,320	1,192,205	972,252	(508,089)	18,993,688
Operating expenses	17,251,347	833,925	937,010	(496,873)	18,525,409

Operating income	¥85,973	¥358,280	¥35,242	¥(11,216)	¥468,279

Assets	¥11,341,558	¥13,365,394	¥1,146,720	¥3,964,494	¥29,818,166
Investment in equity method investees	1,784,539	3,519	3,045	26,885	1,817,988
Depreciation expense	819,075	330,865	25,633	—	1,175,573
Capital expenditure	691,867	991,330	21,058	(13,064)	1,691,191

As of and for the year ended March 31, 2012:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥16,964,378	¥1,071,737	¥547,538	¥—	¥18,583,653
Inter-segment sales and transfers	30,168	28,587	501,377	(560,132)	—

Total	16,994,546	1,100,324	1,048,915	(560,132)	18,583,653
Operating expenses	16,972,863	793,886	1,006,853	(545,576)	18,228,026

Operating income	¥21,683	¥306,438	¥42,062	¥(14,556)	¥355,627

Assets	¥12,261,814	¥13,172,548	¥1,161,224	¥4,055,379	¥30,650,965
Investment in equity method investees	1,877,720	3,887	4,765	27,757	1,914,129
Depreciation expense	744,067	298,757	25,006	—	1,067,830
Capital expenditure	796,839	683,161	35,340	16,742	1,532,082

	U.S. dollars in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	$206,404	$13,040	$6,662	$—	$226,106
Inter-segment sales and transfers	367	348	6,100	(6,815)	—

Total	206,771	13,388	12,762	(6,815)	226,106
Operating expenses	206,507	9,660	12,250	(6,638)	221,779

Operating income	$264	$3,728	$512	$(177)	$4,327

Assets	$149,189	$160,269	$14,129	$49,341	$372,928
Investment in equity method investees	22,846	47	58	338	23,289
Depreciation expense	9,053	3,635	304	—	12,992
Capital expenditure	9,695	8,312	430	204	18,641

Geographic Information -

As of and for the year ended March 31, 2010:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥7,314,813	¥5,583,228	¥2,082,671	¥2,431,648	¥1,538,613	¥—	¥18,950,973
Inter-segment sales and transfers	3,905,490	87,298	64,378	223,679	135,248	(4,416,093)	—

Total	11,220,303	5,670,526	2,147,049	2,655,327	1,673,861	(4,416,093)	18,950,973
Operating expenses	11,445,545	5,585,036	2,180,004	2,451,800	1,558,287	(4,417,215)	18,803,457

Operating income (loss)	¥(225,242)	¥85,490	¥(32,955)	¥203,527	¥115,574	¥1,122	¥147,516

Assets	¥12,465,677	¥10,223,903	¥2,060,962	¥1,925,126	¥1,803,703	¥1,869,916	¥30,349,287
Long-lived assets	3,347,896	2,401,172	351,037	361,296	249,500	—	6,710,901

As of and for the year ended March 31, 2011:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥6,966,929	¥5,327,809	¥1,920,416	¥3,138,112	¥1,640,422	¥—	¥18,993,688
Inter-segment sales and transfers	4,019,317	101,327	61,081	236,422	168,694	(4,586,841)	—

Total	10,986,246	5,429,136	1,981,497	3,374,534	1,809,116	(4,586,841)	18,993,688
Operating expenses	11,348,642	5,089,633	1,968,349	3,061,557	1,648,987	(4,591,759)	18,525,409

Operating income (loss)	¥(362,396)	¥339,503	¥13,148	¥312,977	¥160,129	¥4,918	¥468,279

Assets	¥11,285,864	¥9,910,828	¥1,931,231	¥2,138,499	¥2,044,379	¥2,507,365	¥29,818,166
Long-lived assets	3,123,042	2,276,332	305,627	344,304	259,855	—	6,309,160

As of and for the year ended March 31, 2012:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥7,293,804	¥4,644,348	¥1,917,408	¥3,116,849	¥1,611,244	¥—	¥18,583,653
Inter-segment sales and transfers	3,873,515	107,538	76,538	217,425	148,931	(4,423,947)	—

Total	11,167,319	4,751,886	1,993,946	3,334,274	1,760,175	(4,423,947)	18,583,653
Operating expenses	11,374,359	4,565,477	1,976,150	3,077,484	1,651,361	(4,416,805)	18,228,026

Operating income (loss)	¥(207,040)	¥186,409	¥17,796	¥256,790	¥108,814	¥(7,142)	¥355,627

Assets	¥12,034,423	¥9,693,232	¥1,960,532	¥2,433,312	¥2,175,493	¥2,353,973	¥30,650,965
Long-lived assets	2,981,985	2,197,197	263,070	412,959	380,169	—	6,235,380

	U.S. dollars in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	$88,743	$56,507	$23,329	$37,923	$19,604	$—	$226,106
Inter-segment sales and transfers	47,129	1,309	931	2,645	1,812	(53,826)	—

Total	135,872	57,816	24,260	40,568	21,416	(53,826)	226,106
Operating expenses	138,391	55,548	24,043	37,444	20,092	(53,739)	221,779

Operating income (loss)	$(2,519)	$2,268	$217	$3,124	$1,324	$(87)	$4,327

Assets	$146,422	$117,937	$23,854	$29,606	$26,469	$28,640	$372,928
Long-lived assets	36,282	26,733	3,201	5,024	4,625	—	75,865

“Other” consists of Central and South America, Oceania and Africa.

Revenues are attributed to geographies based on the country location of the parent company or the subsidiary that transacted the sale with the external customer.

There are no any individually material countries with respect to revenues, and long-lived assets included in other foreign countries.

Unallocated amounts included in assets represent assets held for corporate purposes, which mainly consist of cash and cash equivalents and marketable securities. Such corporate assets were ¥4,205,402 million, ¥4,613,672 million and ¥4,749,259 million ($57,784 million), as of March 31, 2010, 2011 and 2012, respectively.

Transfers between industries or geographic segments are made at amounts which Toyota’s management believes approximate arm’s-length transactions. In measuring the reportable segments’ income or losses, operating income consists of revenue less operating expenses.

Overseas Revenues by destination -

The following information shows revenues that are attributed to countries based on location of customers, excluding customers in Japan. In addition to the disclosure requirements under U.S.GAAP, Toyota discloses this information in order to provide financial statement users with valuable information.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
North America	¥5,718,381	¥5,398,278	¥4,715,804	$57,377
Europe	2,023,280	1,793,932	1,817,944	22,119
Asia	2,641,471	3,280,384	3,284,392	39,961
Other	2,838,671	3,196,114	3,103,383	37,759

“Other” consists of Central and South America, Oceania, Africa and the Middle East, etc.

Certain financial statement data on non-financial services and financial services businesses -

The financial data below presents separately Toyota’s non-financial services and financial services businesses.

Balance sheets -

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Non-Financial Services Businesses
Current assets
Cash and cash equivalents	¥1,300,553	¥1,104,636	$13,440
Marketable securities	1,036,555	1,015,626	12,357
Trade accounts and notes receivable, less allowance for doubtful accounts	1,483,551	2,031,472	24,717
Inventories	1,304,128	1,622,154	19,737
Prepaid expenses and other current assets	1,383,616	1,464,124	17,814

Total current assets	6,508,403	7,238,012	88,065

Investments and other assets	5,825,966	6,218,377	75,659
Property, plant and equipment	4,608,309	4,510,716	54,881

Total Non-Financial Services Businesses assets	16,942,678	17,967,105	218,605

Financial Services Businesses
Current assets
Cash and cash equivalents	780,156	574,564	6,991
Marketable securities	188,880	165,444	2,013
Finance receivables, net	4,136,805	4,114,897	50,065
Prepaid expenses and other current assets	636,249	685,611	8,342

Total current assets	5,742,090	5,540,516	67,411

Noncurrent finance receivables, net	5,556,746	5,602,462	68,165
Investments and other assets	365,707	304,906	3,709
Property, plant and equipment	1,700,851	1,724,664	20,984

Total Financial Services Businesses assets	13,365,394	13,172,548	160,269

Eliminations	(489,906)	(488,688)	(5,946)

Total assets	¥29,818,166	¥30,650,965	$372,928

Assets in the non-financial services include unallocated corporate assets.

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Non-Financial Services Businesses
Current liabilities
Short-term borrowings	¥478,646	¥715,019	$8,699
Current portion of long-term debt	243,817	339,441	4,130
Accounts payable	1,497,253	2,234,316	27,185
Accrued expenses	1,666,748	1,737,490	21,140
Income taxes payable	104,392	123,344	1,501
Other current liabilities	1,024,662	1,175,801	14,306

Total current liabilities	5,015,518	6,325,411	76,961

Long-term liabilities
Long-term debt	839,611	503,070	6,121
Accrued pension and severance costs	660,918	700,211	8,519
Other long-term liabilities	554,402	531,982	6,473

Total long-term liabilities	2,054,931	1,735,263	21,113

Total Non-Financial Services Businesses liabilities	7,070,449	8,060,674	98,074

Financial Services Businesses
Current liabilities
Short-term borrowings	2,986,700	3,040,373	36,992
Current portion of long-term debt	2,541,479	2,218,526	26,992
Accounts payable	19,472	27,095	330
Accrued expenses	110,348	96,247	1,171
Income taxes payable	9,555	10,434	127
Other current liabilities	538,026	536,291	6,525

Total current liabilities	6,205,580	5,928,966	72,137

Long-term liabilities
Long-term debt	5,669,456	5,555,112	67,588
Accrued pension and severance costs	7,104	8,191	100
Other long-term liabilities	435,508	520,252	6,330

Total long-term liabilities	6,112,068	6,083,555	74,018

Total Financial Services Businesses liabilities	12,317,648	12,012,521	146,155

Eliminations	(489,955)	(488,708)	(5,946)

Total liabilities	18,898,142	19,584,487	238,283

Total Toyota Motor Corporation shareholders’ equity	10,332,371	10,550,261	128,364

Noncontrolling interests	587,653	516,217	6,281

Total shareholders’ equity	10,920,024	11,066,478	134,645

Total liabilities and shareholders’ equity	¥29,818,166	¥30,650,965	$372,928

Statements of income -

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2010	2011	2012	2012
Non-Financial Services Businesses
Net revenues	¥17,732,143	¥17,826,986	¥17,534,872	$213,345

Costs and expenses
Cost of revenues	15,973,442	15,986,741	15,796,635	192,196
Selling, general and administrative	1,854,710	1,723,071	1,676,999	20,404

Total costs and expenses	17,828,152	17,709,812	17,473,634	212,600

Operating income (loss)	(96,009)	117,174	61,238	745

Other income, net	144,625	88,840	69,935	851

Income before income taxes and equity in earnings of affiliated companies	48,616	206,014	131,173	1,596

Provision for income taxes	42,342	178,795	141,558	1,722
Equity in earnings of affiliated companies	109,944	214,229	196,544	2,391

Net income	116,218	241,448	186,159	2,265

Less: Net income attributable to noncontrolling interests	(32,103)	(54,055)	(82,181)	(1,000)

Net income attributable to Toyota Motor Corporation- Non-Financial Services Businesses	84,115	187,393	103,978	1,265

Financial Services Businesses
Net revenues	1,245,407	1,192,205	1,100,324	13,388

Costs and expenses
Cost of revenues	716,997	636,374	615,563	7,490
Selling, general and administrative	281,483	197,551	178,323	2,170

Total costs and expenses	998,480	833,925	793,886	9,660

Operating income	246,927	358,280	306,438	3,728

Other income (expense), net	(3,923)	1,349	(4,679)	(57)

Income before income taxes and equity in earnings of affiliated companies	243,004	359,629	301,759	3,671

Provision for income taxes	50,362	134,094	120,725	1,468
Equity in earnings (losses) of affiliated companies	(64,536)	787	1,157	14

Net income	128,106	226,322	182,191	2,217

Less: Net income attributable to noncontrolling interests	(2,653)	(3,251)	(2,566)	(32)

Net income attributable to Toyota Motor Corporation - Financial Services Businesses	125,453	223,071	179,625	2,185

Eliminations	(112)	(2,281)	(44)	(0)

Net income attributable to Toyota Motor Corporation	¥209,456	¥408,183	¥283,559	$3,450

Statement of cash flows -

	Yen in millions			Yen in millions
	For the year ended March 31, 2010			For the year ended March 31, 2011
	Non-Financial Services Businesses	Financial Services Businesses	Consolidated	Non-Financial Services Businesses	Financial Services Businesses	Consolidated
Cash flows from operating activities
Net income	¥116,218	¥128,106	¥244,212	¥241,448	¥226,322	¥465,485
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,065,749	348,820	1,414,569	844,708	330,865	1,175,573
Provision for doubtful accounts and credit losses	1,905	98,870	100,775	1,806	2,334	4,140
Pension and severance costs, less payments	55	1,199	1,254	(24,867)	1,453	(23,414)
Losses on disposal of fixed assets	46,661	276	46,937	36,076	138	36,214
Unrealized losses on available-for-sale securities, net	2,486	—	2,486	7,915	—	7,915
Deferred income taxes	(14,183)	39,759	25,537	(17,258)	103,035	85,710
Equity in (earnings) losses of affiliated companies	(109,944)	64,536	(45,408)	(214,229)	(787)	(215,016)
Changes in operating assets and liabilities, and other	733,338	133,275	768,168	591,378	(106,416)	487,402

Net cash provided by operating activities	1,842,285	814,841	2,558,530	1,466,977	556,944	2,024,009

Cash flows from investing activities
Additions to finance receivables	—	(13,492,119)	(7,806,201)	—	(14,323,261)	(8,438,785)
Collection of and proceeds from sales of finance receivables	—	13,107,531	7,517,968	—	13,887,751	8,003,940
Additions to fixed assets excluding equipment leased to others	(599,154)	(5,382)	(604,536)	(621,302)	(8,024)	(629,326)
Additions to equipment leased to others	(64,345)	(768,720)	(833,065)	(78,559)	(983,306)	(1,061,865)
Proceeds from sales of fixed assets excluding equipment leased to others	46,070	6,403	52,473	50,742	600	51,342
Proceeds from sales of equipment leased to others	36,668	428,424	465,092	17,700	468,995	486,695
Purchases of marketable securities and security investments	(2,310,912)	(101,270)	(2,412,182)	(4,063,499)	(358,308)	(4,421,807)
Proceeds from sales of and maturity of marketable securities and security investments	1,012,781	95,960	1,108,741	3,423,618	292,538	3,716,156
Payment for additional investments in affiliated companies, net of cash acquired	(1,020)	—	(1,020)	(299)	—	(299)
Changes in investments and other assets, and other	(259,089)	102,497	(337,454)	394,479	18,303	177,605

Net cash used in investing activities	(2,139,001)	(626,676)	(2,850,184)	(877,120)	(1,004,712)	(2,116,344)

Cash flows from financing activities
Proceeds from issuance of long-term debt	492,300	2,733,465	3,178,310	15,318	2,934,588	2,931,436
Payments of long-term debt	(77,033)	(2,926,308)	(2,938,202)	(309,862)	(2,306,139)	(2,489,632)
Increase (decrease) in short-term borrowings	(249,238)	(251,544)	(335,363)	(86,884)	122,619	162,260
Dividends paid	(172,476)	—	(172,476)	(141,120)	—	(141,120)
Purchase of common stock, and other	(10,251)	—	(10,251)	(28,617)	—	(28,617)

Net cash provided by (used in) financing activities	(16,698)	(444,387)	(277,982)	(551,165)	751,068	434,327

Effect of exchange rate changes on cash and cash equivalents	4,092	(12,990)	(8,898)	(76,960)	(50,069)	(127,029)

Net increase (decrease) in cash and cash equivalents	(309,322)	(269,212)	(578,534)	(38,268)	253,231	214,963
Cash and cash equivalents at beginning of year	1,648,143	796,137	2,444,280	1,338,821	526,925	1,865,746

Cash and cash equivalents at end of year	¥1,338,821	¥526,925	¥1,865,746	¥1,300,553	¥780,156	¥2,080,709

	Yen in millions			U.S. dollars in millions
	For the year ended March 31, 2012			For the year ended March 31, 2012
	Non-Financial Services Businesses	Financial Services Businesses	Consolidated	Non-Financial Services Businesses	Financial Services Businesses	Consolidated
Cash flows from operating activities
Net income	¥186,159	¥182,191	¥368,302	$2,265	$2,217	$4,481
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	769,073	298,757	1,067,830	9,357	3,635	12,992
Provision for doubtful accounts and credit losses	5,843	3,780	9,623	71	46	117
Pension and severance costs, less payments	15,410	1,301	16,711	187	16	203
Losses on disposal of fixed assets	33,448	80	33,528	407	1	408
Unrealized losses on available-for-sale securities, net	53,831	—	53,831	655	—	655
Deferred income taxes	(82,792)	89,199	6,395	(1,007)	1,085	78
Equity in earnings of affiliated companies	(196,544)	(1,157)	(197,701)	(2,391)	(14)	(2,405)
Changes in operating assets and liabilities, and other	182,931	(73,020)	93,916	2,226	(889)	1,143

Net cash provided by operating activities	967,359	501,131	1,452,435	11,770	6,097	17,672

Cash flows from investing activities
Additions to finance receivables	—	(13,455,792)	(8,333,248)	—	(163,715)	(101,390)
Collection of and proceeds from sales of finance receivables	—	13,168,058	8,061,710	—	160,215	98,086
Additions to fixed assets excluding equipment leased to others	(713,867)	(9,670)	(723,537)	(8,685)	(118)	(8,803)
Additions to equipment leased to others	(135,054)	(673,491)	(808,545)	(1,644)	(8,194)	(9,838)
Proceeds from sales of fixed assets excluding equipment leased to others	36,203	430	36,633	441	5	446
Proceeds from sales of equipment leased to others	20,689	410,624	431,313	252	4,996	5,248
Purchases of marketable securities and security investments	(2,565,772)	(607,862)	(3,173,634)	(31,218)	(7,396)	(38,614)
Proceeds from sales of and maturity of marketable securities and security investments	2,227,812	629,013	2,856,825	27,106	7,653	34,759
Payment for additional investments in affiliated companies, net of cash acquired	(147)	—	(147)	(2)	—	(2)
Changes in investments and other assets, and other	213,957	(12,206)	209,972	2,603	(148)	2,555

Net cash used in investing activities	(916,179)	(550,896)	(1,442,658)	(11,147)	(6,702)	(17,553)

Cash flows from financing activities
Proceeds from issuance of long-term debt	39,803	2,379,152	2,394,807	484	28,947	29,138
Payments of long-term debt	(294,646)	(2,608,135)	(2,867,572)	(3,585)	(31,733)	(34,889)
Increase in short-term borrowings	238,072	93,002	311,651	2,897	1,132	3,792
Dividends paid	(156,785)	—	(156,785)	(1,908)	—	(1,908)
Purchase of common stock, and other	(37,448)	—	(37,448)	(456)	—	(456)

Net cash used in financing activities	(211,004)	(135,981)	(355,347)	(2,568)	(1,654)	(4,323)

Effect of exchange rate changes on cash and cash equivalents	(36,093)	(19,846)	(55,939)	(439)	(242)	(681)

Net decrease in cash and cash equivalents	(195,917)	(205,592)	(401,509)	(2,384)	(2,501)	(4,885)
Cash and cash equivalents at beginning of year	1,300,553	780,156	2,080,709	15,824	9,492	25,316

Cash and cash equivalents at end of year	¥1,104,636	¥574,564	¥1,679,200	$13,440	$6,991	$20,431